Borrowings (Tables)	6 Months Ended
Jul. 31, 2021
Disclosure Of Detailed Information About Borrowings
Disclosure of Detailed Information About Borrowings

	31 July 2021 US $000’s	31 January 2021 US $000’s
Amounts due in less than one year:
Bank loans	-	10,381
Debt issuance costs in relation to bank loan	-	(5)
	-	10,376
Amounts due after more than one year:
Convertible notes	-	2,149
	-	2,149
	-	12,525